Shareholder Fees - FidelityZEROExtendedMarketLargeCapIndexFunds-ComboPRO	Dec. 30, 2023 USD ($)
FidelityZEROExtendedMarketLargeCapIndexFunds-ComboPRO | Fidelity ZERO Large Cap Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none